Share capital, stock options and other stock-based plans - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 451	$ 1,083	$ 736	$ 1,492
Stock-based compensation settled in shares	181	302	393	633
Stock-based compensation settled in cash	$ 270	$ 781	$ 343	$ 859
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on exercise of share units (in shares)	24,273	35,210	68,071	83,862
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			137,151	169,835
Compensation cost not yet recognized	$ 540		$ 540
Compensation cost not yet recognized, period for recognition (in years)			1 year 7 months 6 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			0	50,000
Vesting period (in years)			3 years
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			0	0
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			137,151	119,835